Financial Instruments - Schedule of fair value (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	¥ 232,152	$ 33,659	¥ 503,831
Fair Value Recurring [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	232,152		503,831
Total	232,152		503,831
Fair Value Recurring [Member] | Significant other observable inputs (Level 2) [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	232,152		503,831
Total	¥ 232,152		¥ 503,831